Taxation - Schedule of Deferred Tax Assets and Liabilities (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Deferred tax assets gross	¥ 2,378,568	$ 373,249	¥ 1,648,449
Valuation allowance on deferred tax assets	¥ 1,881,873	$ 295,307	¥ 1,401,416